Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2023
Other Financial Assets [Abstract]
Schedule of Other Financial Assets
Note 17. Other financial assets

	Consolidated
	30 June 2023	30 June 2022
	$	$

Security deposits	65,485	37,500
Investment in Triage - at fair value through profit and loss (Refer to Note 41)	764,209	2,565,082
	829,694	2,602,582